LONG-TERM DEBT LONG-TERM DEBT - SCHEDULE OF DEBT INSTRUMENT REDEMPTION 2015 NOTES (Details) - Senior Notes - 6.75% Senior Notes due December 15, 2022 (the 2015 Senior Notes); interest payable each June 15 and December 15, which commenced June 15, 2016
12 Months Ended
Dec. 31, 2016
2017
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	102.375%
2018
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	101.583%
2019
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	100.792%
2020 and thereafter
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	100.00%